Relationships with Related Parties - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Compensation awarded to board of directors and executive committee	€ 15,353	€ 16,891	€ 7,205
Commercial strategy consulting works [member]
Disclosure of transactions between related parties [line items]
Compensation awarded to board of directors and executive committee	€ 45